Income Taxes (Details - Reconcilation)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State income tax rate, net of Federal effect	(0.15%)	(0.05%)
Fair market value of derivative liability	(2.08%)	(0.12%)
Other	(0.58%)	(0.89%)
Change in valuation allowance	(18.38%)	(20.00%)
Effective income tax rate	(0.19%)	(0.06%)